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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    811-05646

New Century Portfolios

(Exact name of registrant as specified in charter)

100 William Street, Suite 200 Wellesley, Massachusetts	02481
(Address of principal executive offices)	(Zip code)

Nicole M. Tremblay, Esq.

Weston Financial Group, Inc.    100 William Street    Wellesley, Massachusetts 02481

(Name and address of agent for service)

Registrant's telephone number, including area code:  (781) 235-7055

Date of fiscal year end:         October 31, 2011

Date of reporting period:       July 31, 2011

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

NEW CENTURY CAPITAL PORTFOLIO
SCHEDULE OF INVESTMENTS
July 31, 2011 (Unaudited)

INVESTMENT COMPANIES - 99.7%	Shares	Value
Large-Cap Funds - 47.3%
Amana Trust Income	170,817	$5,534,473
American Funds AMCAP - Class A	157,751	3,087,192
Brown Advisory Growth Equity - Institutional Shares (b)	223,214	3,029,018
Fairholme	30,235	939,999
Fidelity Capital Appreciation	202,917	5,233,241
iShares Russell 1000 Value Index (a)	28,800	1,889,280
iShares S&P 500 Growth Index (a)	19,900	1,374,692
iShares S&P 500 Index (a)	17,350	2,247,693
iShares S&P 500 Value Index (a)	44,300	2,646,482
Morgan Stanley Institutional Fund, Inc. - Opportunity Portfolio - Class P (b)	234,794	3,972,712
Nuveen Tradewinds Value Opportunities - I Shares	151,550	5,420,949
Putnam Equity Income - Class Y	125,470	1,934,750
Vanguard 500 Index - Investor Shares	33,304	3,968,503
Wells Fargo Advantage Growth - Administrator Class (b)	95,120	3,570,820
		44,849,804
Sector Funds - 17.0%
Fidelity Select Utilities Growth	72,642	3,799,897
iShares Dow Jones U.S. Energy Sector Index (a)	156,200	6,810,320
iShares S&P North American Natural Resources Index (a)	31,800	1,403,652
PowerShares Dynamic Biotechnology & Genome (a) (b)	58,600	1,235,288
PowerShares Dynamic Pharmaceuticals (a)	59,300	1,570,857
SPDR Gold Trust (a) (b) (c)	8,000	1,267,280
		16,087,294
International Funds - 16.1%
First Eagle Global - Class A	65,139	3,163,820
Harding, Loevner International Equity - Institutional Class	262,191	4,103,295
iShares MSCI EAFE Index (a)	40,200	2,357,730
iShares MSCI EAFE Value Index (a)	19,000	961,590
iShares MSCI Emerging Markets Index (a)	40,900	1,928,435
Janus Global Select - T Shares	67,112	765,076
Oppenheimer Developing Markets - Class Y Shares	54,863	1,927,330
		15,207,276
Mid-Cap Funds - 11.4%
iShares S&P MidCap 400 Growth Index (a)	18,000	1,934,460
iShares S&P MidCap 400 Value Index (a)	55,800	4,499,712
Ivy Mid Cap Growth - Class I Shares (b)	169,223	3,134,003
SPDR S&P MidCap 400 ETF Trust (a)	7,200	1,231,992
		10,800,167
Small-Cap Funds - 7.9%
iShares S&P SmallCap 600 Growth Index (a)	54,600	4,235,322
iShares S&P SmallCap 600 Value Index (a)	45,500	3,285,555
		7,520,877

Total Investment Companies (Cost $73,480,813)		$94,465,418

NEW CENTURY CAPITAL PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 0.6%	Shares	Value
Invesco STIT-STIC Prime Portfolio (The) - Institutional Class, 0.019% (d) (Cost $554,330)	554,330	$554,330

Total Investments at Value - 100.3% (Cost $74,035,143)		$95,019,748

Liabilities in Excess of Other Assets - (0.3%)		(240,621)

Net Assets - 100.0%		$94,779,127

(a)	Exchange-traded fund.
(b)	Non-income producing security.
(c)	For federal income tax purposes, structured as a grantor trust.
(d)	Variable rate security. The rate shown is the 7-day effective yield as of July 31, 2011.

See accompanying notes to Schedules of Investments.

NEW CENTURY BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS
July 31, 2011 (Unaudited)

INVESTMENT COMPANIES - 98.1%	Shares	Value
Sector Funds - 21.3%
Consumer Staples Select Sector SPDR (a)	76,300	$2,350,040
Fidelity Select Utilities Growth	47,514	2,485,445
iShares Dow Jones U.S. Energy Sector Index (a)	89,100	3,884,760
iShares S&P North American Natural Resources Index (a)	31,800	1,403,652
PowerShares Dynamic Biotechnology & Genome (a) (b)	36,900	777,852
PowerShares Dynamic Food & Beverage (a)	78,000	1,543,620
PowerShares Dynamic Pharmaceuticals (a)	40,100	1,062,249
SPDR Gold Trust (a) (b) (c)	5,300	839,573
		14,347,191
Large-Cap Funds - 15.7%
American Funds AMCAP - Class A	173,046	3,386,504
iShares Russell 1000 Growth Index (a)	19,600	1,177,568
iShares Russell 1000 Value Index (a)	20,300	1,331,680
iShares S&P 500 Index (a)	33,400	4,326,970
Wells Fargo Advantage Growth - Investor Class (b)	9,573	342,901
		10,565,623
Government/Corporate Bond Funds - 12.9%
Loomis Sayles Bond - Institutional Class	373,914	5,590,012
PIMCO Unconstrained Bond - Institutional Class	90,741	1,006,316
Rydex Inverse Government Long Bond Strategy - Investor Class (b)	77,534	927,302
Vanguard Intermediate-Term Investment-Grade - Admiral Shares	119,334	1,207,656
		8,731,286
Worldwide Bond Funds - 11.8%
Loomis Sayles Global Bond - Institutional Class	93,014	1,627,746
Templeton Global Bond - Class A	451,177	6,334,530
		7,962,276
International Funds - 11.7%
First Eagle Global - Class A	89,251	4,334,942
Harding, Loevner International Equity - Institutional Class	176,038	2,755,000
iShares MSCI EAFE Index (a)	13,300	780,045
		7,869,987
Mid-Cap Funds - 7.0%
iShares S&P MidCap 400 Value Index (a)	9,000	725,760
SPDR S&P MidCap 400 ETF Trust (a)	23,580	4,034,774
		4,760,534
High Quality Bond Funds - 5.9%
Calvert Social Investment - Class I	77,268	1,222,386
Dodge & Cox Income	202,187	2,735,589
		3,957,975
Small-Cap Funds - 5.4%
iShares S&P SmallCap 600 Growth Index (a)	30,800	2,389,156
iShares S&P SmallCap 600 Value Index (a)	17,200	1,242,012
		3,631,168
High Yield Bond Funds - 4.4%
Loomis Sayles Institutional High Income	374,561	2,970,271

NEW CENTURY BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

INVESTMENT COMPANIES - 98.1% (Continued)	Shares	Value
Convertible Bond Funds - 2.0%
Calamos Convertible - Class I	72,617	$1,345,594

Total Investment Companies (Cost $53,177,268)		$66,141,905

MONEY MARKET FUNDS - 2.0%	Shares	Value
Invesco STIT-STIC Prime Portfolio (The) - Institutional Class, 0.019% (d) (Cost $1,329,743)	1,329,743	$1,329,743

Total Investments at Value - 100.1% (Cost $54,507,011)		$67,471,648

Liabilities in Excess of Other Assets - (0.1%)		(75,738)

Net Assets - 100.0%		$67,395,910

(a)	Exchange-traded fund.
(b)	Non-income producing security.
(c)	For federal income tax purposes, structured as a grantor trust.
(d)	Variable rate security. The rate shown is the 7-day effective yield as of July 31, 2011.

See accompanying notes to Schedules of Investments.

NEW CENTURY OPPORTUNISTIC PORTFOLIO
SCHEDULE OF INVESTMENTS
July 31, 2011 (Unaudited)

INVESTMENT COMPANIES - 96.7%	Shares	Value
Large-Cap Funds - 35.5%
iShares S&P 500 Growth Index (a)	29,200	$2,017,136
iShares S&P 500 Value Index (a)	16,500	985,710
Vanguard Growth ETF (a)	8,000	514,160
Wells Fargo Advantage Growth - Administrator Class (b)	42,770	1,605,577
		5,122,583
Sector Funds - 27.0%
iShares Dow Jones U.S. Energy Sector Index (a)	13,200	575,520
iShares S&P North American Natural Resources Index (a)	24,900	1,099,086
PowerShares Dynamic Biotechnology & Genome (a) (b)	26,500	558,620
PowerShares Dynamic Pharmaceuticals (a)	14,700	389,403
SPDR Gold Trust (a) (b) (c)	1,000	158,410
Technology Select Sector SPDR (a)	42,800	1,104,668
		3,885,707
International Funds - 14.8%
iShares MSCI Emerging Markets Index (a)	29,300	1,381,495
Janus Overseas - T Shares	4,033	178,237
Oppenheimer Developing Markets - Class Y Shares	16,300	572,616
		2,132,348
Mid-Cap Funds - 12.3%
Meridian Growth	12,517	563,513
SPDR S&P MidCap 400 ETF Trust (a)	7,102	1,215,223
		1,778,736
Small-Cap Funds - 7.1%
Gabelli Small Cap Growth - Class I (b)	17,916	626,165
iShares S&P SmallCap 600 Growth Index (a)	5,100	395,607
		1,021,772

Total Investment Companies (Cost $10,795,371)		$13,941,146

MONEY MARKET FUNDS - 3.4%	Shares	Value
Invesco STIT-STIC Prime Portfolio (The) - Institutional Class, 0.019% (d) (Cost $490,737)	490,737	$490,737

Total Investments at Value - 100.1% (Cost $11,286,108)		$14,431,883

Liabilities in Excess of Other Assets - (0.1%)		(14,918)

Net Assets - 100.0%		$14,416,965

(a)	Exchange-traded fund.
(b)	Non-income producing security.
(c)	For federal income tax purposes, structured as a grantor trust.
(d)	Variable rate security. The rate shown is the 7-day effective yield as of July 31, 2011.

See accompanying notes to Schedules of Investments.

NEW CENTURY INTERNATIONAL PORTFOLIO
SCHEDULE OF INVESTMENTS
July 31, 2011 (Unaudited)

INVESTMENT COMPANIES - 96.3%	Shares	Value
Europe Funds - 25.6%
Franklin Mutual European - Class A	113,643	$2,394,462
iShares MSCI Germany Index (a)	217,500	5,594,100
iShares MSCI Sweden Index (a)	58,000	1,740,580
iShares MSCI Switzerland Index (a)	105,600	2,779,392
iShares MSCI United Kingdom Index (a)	156,546	2,777,126
Vanguard European Stock ETF (a)	57,700	2,946,739
		18,232,399
Diversified Funds - 24.2%
Columbia Acorn International Select - Class A	58,416	1,672,443
Harding, Loevner International Equity - Institutional Class	209,791	3,283,225
iShares MSCI EAFE Growth Index (a)	20,200	1,253,814
iShares MSCI EAFE Index (a)	17,500	1,026,375
iShares MSCI EAFE Value Index (a)	21,600	1,093,176
iShares S&P Global Energy Sector Index (a)	82,100	3,419,465
iShares S&P Global Infrastructure Index (a)	26,200	947,392
iShares S&P Global Materials Index (a)	19,100	1,366,605
Janus Overseas - T Shares	30,301	1,339,013
Templeton Institutional Funds - Foreign Smaller Companies Series	99,054	1,879,062
		17,280,570
Asia/Pacific Funds - 21.8%
Fidelity Japan	157,443	1,692,509
iShares FTSE/Xinhua China 25 Index (a)	61,500	2,603,295
iShares MSCI Australia Index (a)	105,800	2,667,218
iShares MSCI Japan Index (a)	45,500	487,305
iShares MSCI Pacific ex-Japan Index (a)	49,700	2,329,936
Matthews Pacific Tiger - Class I	140,613	3,484,399
ProShares Ultra MSCI Japan (a) (b)	31,200	2,301,936
		15,566,598
Americas Funds - 19.3%
Fidelity Canada	70,119	4,141,215
iShares MSCI Canada Index (a)	126,000	3,898,440
iShares MSCI Mexico Investable Market Index (a)	35,100	2,173,743
iShares S&P Latin America 40 Index (a)	72,300	3,575,958
		13,789,356
Emerging Market Funds - 5.4%
iShares MSCI Emerging Markets Index (a)	34,000	1,603,100
Vanguard Emerging Markets Stock Index (a)	45,800	2,214,888
		3,817,988

Total Investment Companies (Cost $45,934,912)		$68,686,911

NEW CENTURY INTERNATIONAL PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 3.7%	Shares	Value
Invesco STIT-STIC Prime Portfolio (The) - Institutional Class, 0.019% (c) (Cost $2,610,529)	2,610,529	$2,610,529

Total Investments at Value - 100.0% (Cost $48,545,441)		$71,297,440

Liabilities in Excess of Other Assets - (0.0%)		(7,189)

Net Assets - 100.0%		$71,290,251

(a)	Exchange-traded fund.
(b)	Non-income producing security.
(c)	Variable rate security. The rate shown is the 7-day effective yield as of July 31, 2011.

See accompanying notes to Schedules of Investments.

NEW CENTURY ALTERNATIVE STRATEGIES PORTFOLIO
SCHEDULE OF INVESTMENTS
July 31, 2011 (Unaudited)

INVESTMENT COMPANIES - 95.2%	Shares	Value
Global Macro Funds - 17.8%
BlackRock Global Allocation - Class A	285,262	$5,710,941
First Eagle Global - Class A	140,760	6,836,735
Ivy Asset Strategy - Class A	163,009	4,319,739
Mutual Global Discovery - Class Z	109,332	3,297,463
ProShares UltraShort Euro (a) (b)	40,000	679,200
WisdomTree Japan Hedged Equity (a)	34,000	1,201,900
		22,045,978
Arbitrage Funds - 15.7%
Arbitrage - Class I	413,421	5,411,687
Calamos Market Neutral Income - Class A	570,088	6,949,379
Merger (b)	441,343	7,079,143
		19,440,209
Long/Short Equity Funds - 15.0%
CGM Focus (b)	38,801	1,236,210
Marketfield	365,185	4,871,572
Schwab Hedged Equity - Select Shares (b)	169,449	2,634,935
TFS Market Neutral (b)	316,166	4,796,232
Wasatch-1st Source Long/Short	383,328	4,979,435
		18,518,384
Asset Allocation Funds - 14.8%
Berwyn Income	266,006	3,585,767
Calamos Strategic Total Return (d)	220,000	2,021,800
FPA Crescent	217,465	5,978,113
Greenspring	53,199	1,264,005
Leuthold Core Investment	106,629	1,874,537
Oakmark Equity and Income - Class I	124,461	3,589,463
		18,313,685
Natural Resources Funds - 9.6%
Highbridge Dynamic Commodities Strategy - Select Class (b)	66,466	1,382,483
Market Vectors Gold Miners ETF (a)	12,000	683,280
Petroleum & Resources Corporation (d)	20,000	585,600
PIMCO Commodity Real Return Strategy - Class A	277,487	2,508,480
PowerShares Water Resources Portfolio (a)	69,000	1,273,740
RS Global Natural Resources - Class A (b)	25,698	1,008,630
SPDR Gold Trust (a) (b) (c)	10,500	1,663,305
SteelPath MLP Select 40 - Institutional Class (b)	124,875	1,346,154
Vanguard Precious Metals and Mining - Investor Shares	51,169	1,342,664
		11,794,336
Real Estate Funds - 7.7%
ING Global Real Estate - Class I	196,753	3,388,091
Invesco Real Estate - Class A	148,847	3,511,298
Third Avenue Real Estate Value	109,626	2,626,644
		9,526,033
High Yield/Fixed Income Funds - 7.0%
Eaton Vance Global Macro Absolute Return - I Shares	10,007	101,668
Forward Long/Short Credit Analysis - Institutional Class	339,799	2,755,769
Loomis Sayles Institutional High Income	160,789	1,275,057
Templeton Global Bond - Class A	323,981	4,548,688
		8,681,182
Deep Value/Distressed Securities Funds - 4.7%
Fairholme	80,855	2,513,777

NEW CENTURY ALTERNATIVE STRATEGIES PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

INVESTMENT COMPANIES - 95.2% (Continued)	Shares	Value
Deep Value/Distressed Securities Funds - 4.7% (Continued)
Royce Value Trust, Inc. (d)	151,805	$2,164,739
Third Avenue Value	22,514	1,165,569
		5,844,085
Option Hedged Funds - 2.9%
Gateway - Class A	135,318	3,560,218

Total Investment Companies (Cost $102,391,050)		$117,724,110

STRUCTURED NOTES - 3.2%	Par Value	Value
Credit Suisse, Buffered Accelerated Return Equity Security Linked Note, due 04/05/2012 (b)	$1,000,000	$1,036,700
Deutsche Bank AG, S&P Plus Tracker Note Linked to the S&P 500 Total Return Index and the DB Equity Mean Reversion Alpha Index (EMERALD), due 06/25/2013 (b)	1,500,000	1,468,950
Deutsche Bank AG, Tracker Note Linked to the iShares MSCI Emerging Markets Index Fund and the DB Equity Mean Reversion Alpha Index Emerging Markets (EMERALD EM), due 06/25/2014 (b)	1,500,000	1,507,500

Total Structured Notes (Cost $4,000,000)		$4,013,150

MONEY MARKET FUNDS - 0.8%	Shares	Value
Invesco STIT-STIC Prime Portfolio (The) - Institutional Class, 0.019% (e) (Cost $964,457)	964,457	$964,457

Total Investments at Value - 99.2% (Cost $107,355,507)		$122,701,717

Other Assets in Excess of Liabilities - 0.8%		943,407

Net Assets - 100.0%		$123,645,124

(a)	Exchange-traded fund.
(b)	Non-income producing security.
(c)	For federal income tax purposes, structured as a grantor trust.
(d)	Closed-end fund.
(e)	Variable rate security. The rate shown is the 7-day effective yield as of July 31, 2011.

See accompanying notes to Schedules of Investments.

NEW CENTURY PORTFOLIOS
NOTES TO SCHEDULES OF INVESTMENTS
July 31, 2011 (Unaudited)

1.   Investment Valuation

Investments in shares of other open-end investment companies held by New Century Capital Portfolio, New Century Balanced Portfolio, New Century Opportunistic Portfolio, New Century International Portfolio and New Century Alternative Strategies Portfolio (the “Portfolios”) are valued at their net asset value as reported by such companies.  The Portfolios may also invest in closed-end investment companies, exchange-traded funds, and to a certain extent, directly in securities.  Investments in closed-end investment companies, exchange-traded funds and direct investments in securities are valued at market prices, as described in the paragraph below. The net asset value as reported by open-end investment companies may be based on fair value pricing; to understand the fair value pricing process used by such companies, consult their most current prospectus.

Investments in securities traded on a national securities exchange or included in NASDAQ are generally valued at the last reported sales price, the closing price or the official closing price; and securities traded in the over-the-counter market and listed securities for which no sale is reported on that date are valued at the last reported bid price. It is expected that fixed income securities will ordinarily be traded in the over-the-counter market. When market quotations are not readily available, fixed income securities may be valued on the basis of prices provided by an independent pricing service.  Other assets and securities for which no quotations are readily available or for which quotations the Advisor believes do not reflect market value are valued at their fair value as determined in good faith by the Advisor under the procedures established by the Board of Trustees, and will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.  Factors in determining portfolio investments subject to fair value determination include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; infrequency of sales; thinness of market; the size of reported trades; a temporary lapse in the provision of prices by any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. Short-term investments (those with remaining maturities of 60 days or less) may be valued at amortized cost which approximates market value.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Portfolios’ investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement of that security is determined to fall in its entirety is the lowest level input that is significant to the fair value measurement.

NEW CENTURY PORTFOLIOS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The following is a summary of the inputs used to value the Portfolios’ investments as of July 31, 2011 by security type:

	Level 1	Level 2	Level 3	Total
New Century Capital Portfolio

Investment Companies	$94,465,418	$-	$-	$94,465,418
Money Market Funds	554,330	-	-	554,330
Total	$95,019,748	$-	$-	$95,019,748

New Century Balanced Portfolio

Investment Companies	$66,141,905	$-	$-	$66,141,905
Money Market Funds	1,329,743	-	-	1,329,743
Total	$67,471,648	$-	$-	$67,471,648

New Century Opportunistic Portfolio

Investment Companies	$13,941,146	$-	$-	$13,941,146
Money Market Funds	490,737	-	-	490,737
Total	$14,431,883	$-	$-	$14,431,883

New Century International Portfolio

Investment Companies	$68,686,911	$-	$-	$68,686,911
Money Market Funds	2,610,529	-	-	2,610,529
Total	$71,297,440	$-	$-	$71,297,440

New Century Alternative Strategies Portfolio

Investment Companies	$117,724,110	$-	$-	$117,724,110
Structured Notes	-	4,013,150	-	4,013,150
Money Market Funds	964,457	-	-	964,457
Total	$118,688,567	$4,013,150	$-	$122,701,717

The Portfolios did not have any significant transfers in and out of any Level during the quarter ended July 31, 2011.  In addition, the Portfolios did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the quarter ended July 31, 2011.

2.   Investment Transactions

Investment transactions are recorded on a trade date basis. Gains and losses on securities sold are determined on a specific identification method.

NEW CENTURY PORTFOLIOS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

3.   Federal income tax

The following information is computed on a tax basis for each item as of July 31, 2011:

					New
	New	New	New	New	Century
	Century	Century	Century	Century	Alternative
	Capital	Balanced	Opportunistic	International	Strategies
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Cost of portfolio investments	$74,041,958	$54,666,580	$11,302,550	$48,545,441	$107,912,574

Gross unrealized appreciation	$21,518,135	$13,348,339	$3,217,629	$23,400,807	$16,444,477

Gross unrealized depreciation	(540,345)	(543,271)	(88,296)	(648,808)	(1,655,334)

Net unrealized appreciation	$20,977,790	$12,805,068	$3,129,333	$22,751,999	$14,789,143

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost for New Century Capital Portfolio, New Century Balanced Portfolio, New Century Opportunistic Portfolio and New Century Alternative Strategies Portfolio is due to certain timing differences in the recognition of capital losses under income tax regulations and GAAP.  These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

Item 2.	Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   New Century Portfolios

By (Signature and Title)*		/s/ Nicole M. Tremblay
Nicole M. Tremblay, President

Date	September 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Nicole M. Tremblay
Nicole M. Tremblay, President

Date	September 23, 2011

By (Signature and Title)*		/s/ Stephen G. DaCosta
Stephen G. DaCosta, Treasurer

Date	September 23, 2011

* Print the name and title of each signing officer under his or her signature.